WCM Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.2%
	CONSUMER DISCRETIONARY — 14.7%
5,697	Axon Enterprise, Inc.*	$797,181
8,420	Boot Barn Holdings, Inc.*	774,387
35,080	Callaway Golf Co.*	837,009
31,511	Clarus Corp.	709,943
5,470	Marriott Vacations Worldwide Corp.	888,219
13,210	Planet Fitness, Inc. - Class A*	1,170,934
12,150	Texas Roadhouse, Inc.	1,037,489
6,267	Wingstop, Inc.	960,418
		7,175,580
	CONSUMER STAPLES — 5.9%
4,858	Casey's General Stores, Inc.	912,381
4,193	Helen of Troy Ltd.*	877,721
25,535	Performance Food Group Co.*	1,077,321
		2,867,423
	FINANCIALS — 3.4%
8,905	Pinnacle Financial Partners, Inc.	861,202
5,082	Primerica, Inc.	784,356
		1,645,558
	HEALTH CARE — 20.2%
30,914	AdaptHealth Corp. - Class A*	584,275
8,757	Arrowhead Pharmaceuticals, Inc.*	462,019
11,219	AtriCure, Inc.*	736,415
8,102	Axsome Therapeutics, Inc.*	222,319
4,768	Beam Therapeutics, Inc.*	329,993
4,367	Biohaven Pharmaceutical Holding Co., Ltd.*	580,243
20,396	Bridgebio Pharma, Inc.*	201,309
6,821	Fate Therapeutics, Inc.*	283,140
16,347	Insmed, Inc.*	370,750
11,112	Iovance Biotherapeutics, Inc.*	185,015
5,230	LHC Group, Inc.*	649,043
1,770	Mirati Therapeutics, Inc.*	211,161
15,099	NanoString Technologies, Inc.*	524,237
5,867	Natera, Inc.*	414,504
15,448	NuVasive, Inc.*	803,450
23,056	Pacific Biosciences of California, Inc.*	257,766
2,234	Repligen Corp.*	443,092
13,057	Rocket Pharmaceuticals, Inc.*	217,268
3,479	Shockwave Medical, Inc.*	504,351
17,010	Surgery Partners, Inc.*	725,817
6,486	Tandem Diabetes Care, Inc.*	766,061

WCM Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
5,137	Ultragenyx Pharmaceutical, Inc.*	$359,230
		9,831,458
	INDUSTRIALS — 13.7%
9,979	CryoPort, Inc.*	416,823
7,011	John Bean Technologies Corp.	946,485
16,762	Mercury Systems, Inc.*	954,093
3,121	Saia, Inc.*	887,238
6,190	Tetra Tech, Inc.	861,586
13,138	Timken Co.	877,618
2,838	TopBuild Corp.*	660,261
28,688	WillScot Mobile Mini Holdings Corp.*	1,062,604
		6,666,708
	MATERIALS — 5.4%
19,382	Avient Corp.	964,642
10,645	Ingevity Corp.*	701,612
12,326	UFP Industries, Inc.	984,354
		2,650,608
	REAL ESTATE — 2.5%
16,468	Rexford Industrial Realty, Inc. - REIT	1,204,964
	TECHNOLOGY — 29.4%
26,444	1Life Healthcare, Inc.*	295,115
26,214	ACI Worldwide, Inc.*	900,975
20,810	Anaplan, Inc.*	1,004,707
8,836	Azenta, Inc.	745,228
11,082	Blackline, Inc.*	1,018,103
7,121	Euronet Worldwide, Inc.*	953,431
6,189	Five9, Inc.*	777,957
24,270	Health Catalyst, Inc.*	724,459
12,398	MACOM Technology Solutions Holdings, Inc.*	758,882
7,428	Procore Technologies, Inc.*	464,696
8,356	Science Applications International Corp.	685,443
10,874	Semtech Corp.*	773,141
14,705	Shift4 Payments, Inc. - Class A*	775,248
15,577	Smartsheet, Inc. - Class A*	969,201
6,483	Sprout Social, Inc. - Class A*	446,354
6,316	SPS Commerce, Inc.*	782,237
26,954	Upland Software, Inc.*	528,298
5,667	WEX, Inc.*	912,274

WCM Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
9,500	WNS Holdings Ltd. - ADR*	$799,520
		14,315,269
	TOTAL COMMON STOCKS
	(Cost $45,470,089)	46,357,568

Principal Amount
	SHORT-TERM INVESTMENTS — 2.1%
$1,008,680	UMB Bank Demand Deposit, 0.01%[1]	1,008,680
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,008,680)	1,008,680
	TOTAL INVESTMENTS — 97.3%
	(Cost $46,478,769)	47,366,248
	Other Assets in Excess of Liabilities — 2.7%	1,296,387
	TOTAL NET ASSETS — 100.0%	$48,662,635

ADR – American Depository Receipt
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.